Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 123,850	$ 71,319	$ 166,919	$ 88,846	$ 49,920
Cost of revenue	55,030	32,372	74,454	41,423	25,868
Gross profit	68,820	38,947	92,465	47,423	24,052
Operating expenses:
Research and development	32,233	17,868	42,559	21,824	13,959
Sales and marketing	31,578	24,033	49,308	33,322	21,931
General and administrative	22,228	15,300	35,991	18,960	15,012
Total operating expenses	86,039	57,201	127,858	74,106	50,902
Loss from operations	(17,219)	(18,254)	(35,393)	(26,683)	(26,850)
Other income (expenses), net	(46)	(30)	11	(62)	(4)
Loss before (provision) benefit for income taxes	(17,265)	(18,284)	(35,382)	(26,745)	(26,854)
(Provision) benefit for income taxes	(197)	48	(122)	(13)
Net loss	(17,462)	(18,236)	(35,504)	(26,758)	(26,854)
Deemed dividend to investors in relation to tender offer			(3,392)
Net loss attributable to common stockholders	$ (17,462)	$ (18,236)	$ (38,896)	$ (26,758)	$ (26,854)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.84)	$ (1.01)	$ (2.19)	$ (1.58)	$ (1.59)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	20,872,550	18,070,932	17,746,526	16,900,124	16,916,035